Average Annual Total Returns - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio	Apr. 30, 2025
VIP Emerging Markets Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.90%
Past 5 years	4.26%
Past 10 years	5.96%
MC041
Average Annual Return:
Past 1 year	7.50%
Past 5 years	1.71%
Past 10 years	3.66%